Interest in Entities - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Participation Embraer Group	65.00%
Participation noncontrolling	35.00%
Harbin Embraer Aircraft Industry Company Ltd [member]
Disclosure of subsidiaries [line items]
Country	China
Participation Embraer Group	51.00%
Participation noncontrolling	49.00%
Embraer CAE Training Services Ltd [member]
Disclosure of subsidiaries [line items]
Country	United Kingdom
Participation Embraer Group	51.00%
Participation noncontrolling	49.00%
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Participation Embraer Group	51.00%
Participation noncontrolling	49.00%
Embraer CAE Training Services [member]
Disclosure of subsidiaries [line items]
Country	United States of America
Participation Embraer Group	51.00%
Participation noncontrolling	49.00%
EZ Air Interior Limited [member]
Disclosure of subsidiaries [line items]
Country	Ireland
Participation Embraer Group	50.00%
Participation noncontrolling	50.00%
Bradar Aerolevantamento Ltda [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Participation Embraer Group	25.00%
Participation noncontrolling	75.00%